Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of asset retirement obligations [abstract]
Summary of Asset Retirement Obligations

	Turkey	Canada	Greece	Romania	Brazil	Total

At January 1, 2018	$37,321	$9,453	$47,461	$1,405	$4,044	$99,684
Accretion during the year	896	—	1,035	36	71	2,038
Revisions to estimate	(1,117)	2,762	(3,512)	(77)	(99)	(2,043)
Settlements	(621)	—	(4,915)	—	—	(5,536)
At December 31, 2018	36,479	12,215	40,069	1,364	4,016	94,143
Less: Current portion	—	—	(824)	—	—	(824)
Long term portion	36,479	12,215	39,245	1,364	4,016	93,319
Estimated undiscounted amount	$48,454	$14,989	$65,274	$2,335	$4,121	$135,173

	Turkey	Canada	Greece	Romania	Brazil	Total

At January 1, 2017	$36,196	$—	$48,131	$1,359	$4,092	$89,778
Acquired during the year	—	9,453	—	—	—	9,453
Accretion during the year	913	—	1,025	36	32	2,006
Revisions to estimate	502	—	1,112	10	(80)	1,544
Settlements	(290)	—	(2,807)	—	—	(3,097)
At December 31, 2017	37,321	9,453	47,461	1,405	4,044	99,684
Less: Current portion	—	—	(3,489)	—	—	(3,489)
Long term portion	37,321	9,453	43,972	1,405	4,044	96,195
Estimated undiscounted amount	$49,257	$12,286	$71,591	$2,340	$4,117	$139,591

Summary of Present Value of Estimated Future Net Cash Outflows
The provision is calculated as the present value of estimated future net cash outflows based on the following key assumptions:

	Turkey	Canada	Greece	Romania	Brazil
	%	%	%	%	%
At December 31, 2017
Inflation rate	2.0 to 2.2	2.0 to 2.2	2.0 to 2.2	2.0 to 2.2	2.0 to 2.2
Discount rate	2.3 to 2.5	2.3 to 2.5	1.5 to 3.0	2.7	1.8

At December 31, 2018
Inflation rate	2.2 to 2.3	2.2 to 2.3	2.2 to 2.3	2.2 to 2.3	2.2 to 2.3
Discount rate	2.7	2.7	2.5 to 2.9	2.9	2.6